Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
January 31, 2022
EMK-NPRT1-0422
1.9893931.102

Schedule of Investments January 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.1%
	Shares	Value
BRAZIL – 2.9%
Ambev S.A.	65,700	$ 185,222
BB Seguridade Participacoes S.A.	18,900	82,363
Lojas Renner S.A.	6,127	32,447
Petro Rio S.A. (a)	8,400	37,839
Telefonica Brasil S.A.	16,900	158,115
Vale S.A.	6,000	91,378
WEG S.A.	2,400	14,536
TOTAL BRAZIL		601,900
CAYMAN ISLANDS – 14.9%
Alibaba Group Holding Ltd. ADR (a)	3,636	457,372
ANTA Sports Products Ltd.	4,800	71,715
Autohome, Inc. ADR	2,236	74,504
Baozun, Inc. ADR (a)	118	1,565
Bosideng International Holdings Ltd.	82,000	39,856
China Medical System Holdings Ltd.	96,000	159,804
Hengan International Group Co. Ltd.	33,500	163,686
Huazhu Group Ltd. ADR (a)	289	11,421
JD.com, Inc. ADR (a)	1,760	131,789
Kingboard Laminates Holdings Ltd.	47,500	80,775
NetEase, Inc. ADR	2,095	216,539
New Oriental Education & Technology Group, Inc. ADR (a)	2,936	4,198
NIO, Inc. ADR (a)	2,698	66,128
Pinduoduo, Inc. ADR (a)	688	41,170
Shenzhou International Group Holdings Ltd.	3,900	71,573
TAL Education Group ADR (a)	766	2,191
Tencent Holdings Ltd.	17,300	1,047,201
Topsports International Holdings Ltd. (b)	40,000	35,909
Trip.com Group Ltd. ADR (a)	915	24,348
Vipshop Holdings Ltd. ADR (a)	785	7,308
Want Want China Holdings Ltd.	297,000	290,618
Yadea Group Holdings Ltd. (b)	34,000	48,225
TOTAL CAYMAN ISLANDS		3,047,895
CHILE – 0.2%
Falabella S.A.	9,331	33,300
TOTAL CHILE		33,300
CHINA – 15.5%
360 DigiTech, Inc.	3,610	71,442
Agricultural Bank of China Ltd. Class H	212,000	80,477
Anhui Conch Cement Co. Ltd. Class H	14,500	76,428
Baidu, Inc. ADR (a)	1,265	202,071
Bank of China Ltd. Class H	288,000	111,912
Bank of Communications Co. Ltd. Class H	121,000	81,002
China Cinda Asset Management Co. Ltd.	251,000	45,709
China Coal Energy Co. Ltd.	31,000	17,254
China Construction Bank Corp. Class H	265,000	202,551

	Shares	Value

China Pacific Insurance Group Co. Ltd. Class H	21,600	$ 65,513
China Shenhua Energy Co. Ltd. Class H	10,500	25,693
China Vanke Co. Ltd.	166,900	430,224
CSPC Pharmaceutical Group Ltd.	170,000	206,026
Dongfeng Motor Group Co. Ltd.	66,000	57,980
GF Securities Co. Ltd. Class H	30,800	53,245
Industrial & Commercial Bank of China Ltd. Class H	248,000	149,801
JD.com, Inc. (a)	823	29,511
Jiumaojiu International Holdings Ltd. (b)	20,000	42,783
Li Auto, Inc. ADR (a)	303	7,905
Li Ning Co. Ltd.	9,000	86,970
Longfor Group Holdings Ltd. (b)	98,000	584,414
Shanghai Pharmaceuticals Holding Co. Ltd.	99,400	193,508
Sinopharm Group Co. Ltd.	79,200	176,529
The People's Insurance Co. Group of China Ltd. Class H	152,000	47,953
TravelSky Technology Ltd. Class H	55,000	102,840
XPeng, Inc. ADR (a)	336	11,790
Yangzijiang Shipbuilding Holdings Ltd.	17,500	16,696
TOTAL CHINA		3,178,227
CYPRUS – 0.2%
TCS Group Holding PLC	685	48,772
TOTAL CYPRUS		48,772
HONG KONG – 2.5%
China Merchants Port Holdings Co. Ltd.	14,000	25,783
Guangdong Investment Ltd.	262,000	373,635
Kingboard Holdings Ltd.	18,500	89,089
SITC International Holdings Co. Ltd.	5,000	18,916
TOTAL HONG KONG		507,423
HUNGARY – 0.8%
Richter Gedeon Nyrt	6,600	173,361
TOTAL HUNGARY		173,361
INDIA – 9.3%
Bajaj Auto Ltd.	1,348	64,393
Bharat Electronics Ltd.	9,702	27,264
Coal India Ltd.	9,795	20,976
Deepak Nitrite Ltd.	1,583	47,338
Divi's Laboratories Ltd.	3,831	207,207
Federal Bank Ltd.	54,810	73,890
HCL Technologies Ltd.	3,354	49,414
Hero MotoCorp Ltd.	1,897	69,255
Hindustan Unilever Ltd.	7,147	217,769
ICICI Bank Ltd.	17,046	180,185
Infosys Ltd.	8,576	199,533
Marico Ltd.	22,365	144,624

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDIA – continued
SBI Cards & Payment Services Ltd. (a)	4,707	$ 55,477
SBI Life Insurance Co. Ltd. (b)	4,735	78,253
Shriram Transport Finance Co. Ltd.	3,757	61,846
State Bank of India	13,612	98,192
Tata Consultancy Services Ltd.	2,544	127,375
Tata Elxsi Ltd.	321	32,724
Tata Steel Ltd.	3,302	48,035
Vedanta Ltd.	12,038	51,904
Wipro Ltd.	4,862	37,308
TOTAL INDIA		1,892,962
INDONESIA – 2.1%
Astra International Tbk PT	140,200	53,372
Kalbe Farma Tbk PT	2,066,100	235,600
Telkom Indonesia Persero Tbk PT	435,200	126,790
United Tractors Tbk PT	13,800	22,189
TOTAL INDONESIA		437,951
JERSEY – 0.7%
Polymetal International PLC	1,845	26,263
WNS Holdings Ltd. ADR (a)	1,376	115,804
TOTAL JERSEY		142,067
LUXEMBOURG – 0.1%
Ternium S.A. ADR	481	19,375
TOTAL LUXEMBOURG		19,375
MALAYSIA – 5.6%
DiGi.Com Bhd	79,400	72,087
Hong Leong Bank Bhd	15,300	70,916
Malayan Banking Bhd	45,617	90,133
Nestle Malaysia Bhd	5,900	186,071
Petronas Chemicals Group Bhd	10,800	22,939
Petronas Gas Bhd	90,500	367,146
PPB Group Bhd	44,100	167,318
Public Bank Bhd	95,000	95,556
Telekom Malaysia Bhd	56,700	68,547
TOTAL MALAYSIA		1,140,713
MAURITIUS – 0.0%
MakeMyTrip Ltd. (a)	101	2,696
TOTAL MAURITIUS		2,696
MEXICO – 1.6%
Banco del Bajio S.A. (b)	39,700	85,383
Grupo Aeroportuario del Sureste SAB de CV Class B	770	15,575
Grupo Mexico S.A.B. de C.V.	8,900	38,183
Kimberly-Clark de Mexico SAB de CV Class A	115,800	167,119

	Shares	Value

Orbia Advance Corp. SAB de CV	8,800	$ 20,529
TOTAL MEXICO		326,789
NETHERLANDS – 0.4%
VEON Ltd. (a)	53,489	76,489
TOTAL NETHERLANDS		76,489
PHILIPPINES – 2.0%
Manila Electric Co.	62,200	408,769
TOTAL PHILIPPINES		408,769
POLAND – 0.1%
Asseco Poland S.A.	257	5,151
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,619	12,490
TOTAL POLAND		17,641
RUSSIA – 2.9%
Inter RAO UES PJSC (a)	6,328,600	315,705
LUKOIL PJSC	346	30,523
MMC Norilsk Nickel PJSC	177	49,613
Sberbank of Russia PJSC	36,350	124,191
Surgutneftegas PJSC	41,400	19,366
VTB Bank PJSC	85,160,000	47,586
TOTAL RUSSIA		586,984
SAUDI ARABIA – 3.3%
Al Rajhi Bank	4,195	165,702
Jarir Marketing Co.	1,418	76,118
Mouwasat Medical Services Co.	3,629	191,901
Saudi Basic Industries Corp.	2,087	69,309
Southern Province Cement Co.	1,224	22,804
The Saudi National Bank	7,636	150,200
TOTAL SAUDI ARABIA		676,034
SOUTH AFRICA – 3.6%
African Rainbow Minerals Ltd.	2,662	39,199
AVI Ltd.	31,885	157,075
Capitec Bank Holdings Ltd.	768	100,188
Kumba Iron Ore Ltd.	1,022	35,720
Mr Price Group Ltd.	4,960	65,359
Rand Merchant Investment Holdings Ltd.	33,283	104,432
Truworths International Ltd.	17,115	63,105
Vodacom Group Ltd.	17,074	162,054
TOTAL SOUTH AFRICA		727,132
SOUTH KOREA – 11.9%
Cheil Worldwide, Inc.	3,467	63,128
DB HiTek Co. Ltd.	82	5,040
DGB Financial Group, Inc.	11,124	85,172
Douzone Bizon Co. Ltd.	34	1,481
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOUTH KOREA – continued
GS Engineering & Construction Corp.	433	$ 14,098
GS Holdings Corp.	475	15,111
Hankook Tire & Technology Co. Ltd.	1,761	49,156
Hyosung TNC Corp.	95	32,783
Hyundai Glovis Co. Ltd.	99	13,345
Iljin Materials Co. Ltd.	47	3,653
KMW Co. Ltd. (a)	62	1,651
KT&G Corp. (a)	2,819	181,464
Kumho Petrochemical Co. Ltd.	206	24,864
L&F Co. Ltd. (a)	52	7,281
LEENO Industrial, Inc.	21	3,195
LG Display Co. Ltd.	477	7,795
LG Innotek Co. Ltd.	29	8,504
LG Uplus Corp.	6,141	65,969
Lotte Chemical Corp.	168	27,175
NAVER Corp.	571	146,835
NCSoft Corp.	143	63,582
Osstem Implant Co. Ltd.	1,545	146,310
Pearl Abyss Corp. (a)	1,219	95,255
POSCO	227	49,901
S-1 Corp.	215	12,092
Samsung Electro-Mechanics Co. Ltd.	126	18,605
Samsung Electronics Co. Ltd.	12,622	767,476
Samsung SDI Co. Ltd.	120	58,134
Samsung SDS Co. Ltd.	84	9,790
Seegene, Inc.	3,173	143,186
SK Hynix, Inc.	1,158	115,752
WONIK IPS Co. Ltd.	65	2,060
Woongjin Coway Co. Ltd.	1,042	60,074
Woori Financial Group, Inc.	10,214	124,127
TOTAL SOUTH KOREA		2,424,044
TAIWAN – 12.3%
ASE Technology Holding Co. Ltd.	12,000	42,626
Asustek Computer, Inc.	3,000	38,775
Catcher Technology Co. Ltd.	5,000	27,774
Cathay Financial Holding Co. Ltd.	52,000	118,343
Chicony Electronics Co. Ltd.	9,000	28,637
Chipbond Technology Corp.	9,000	21,971
Chunghwa Telecom Co. Ltd.	27,000	114,061
Elan Microelectronics Corp.	4,000	23,226
eMemory Technology, Inc.	1,000	56,446
Far EasTone Telecommunications Co. Ltd.	37,000	86,467
Formosa Plastics Corp.	21,000	79,277
Hon Hai Precision Industry Co. Ltd.	32,000	117,351
International Games System Co. Ltd.	2,000	50,981
Lite-On Technology Corp.	14,000	31,962
MediaTek, Inc.	4,000	154,598
Nantex Industry Co. Ltd.	13,000	39,121
Novatek Microelectronics Corp.	2,000	33,868
Phison Electronics Corp.	1,000	16,125

	Shares	Value

Pou Chen Corp.	61,000	$ 70,071
Quanta Computer, Inc.	14,000	46,761
Radiant Opto-Electronics Corp.	7,000	25,545
Simplo Technology Co. Ltd.	2,000	22,579
SinoPac Financial Holdings Co. Ltd.	155,000	91,671
Sitronix Technology Corp.	2,000	20,313
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	960,380
Tripod Technology Corp.	6,000	27,612
United Microelectronics Corp.	34,000	70,044
Yuanta Financial Holding Co. Ltd.	98,000	88,966
TOTAL TAIWAN		2,505,551
THAILAND – 1.1%
Advanced Info Service PCL	2,400	15,858
Advanced Info Service PCL NVDR	14,000	92,506
Intouch Holdings PCL	38,400	88,518
Intouch Holdings PCL Class F	3,000	6,916
The Siam Cement PCL	300	3,469
The Siam Cement PCL NVDR	1,300	15,032
TOTAL THAILAND		222,299
TURKEY – 1.1%
Akbank T.A.S.	85,287	51,113
BIM Birlesik Magazalar AS	22,190	116,363
Enka Insaat ve Sanayi AS	12,340	14,404
Haci Omer Sabanci Holding AS	47,885	54,219
TOTAL TURKEY		236,099
UNITED ARAB EMIRATES – 3.8%
Aldar Properties PJSC	435,513	489,694
Dubai Islamic Bank PJSC	40,738	61,001
Emirates Telecommunications Group Co. PJSC	26,194	236,049
TOTAL UNITED ARAB EMIRATES		786,744
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	833	40,126
TOTAL UNITED STATES OF AMERICA		40,126
TOTAL COMMON STOCKS (Cost $20,392,513)		20,261,343
Preferred Stock – 0.5%

BRAZIL – 0.4%
Itausa - Investimentos Itau S.A.	44,310	85,032
TOTAL BRAZIL		85,032

Quarterly Report	4

Preferred Stock – continued
	Shares	Value
RUSSIA – 0.1%
Transneft PJSC	7	$ 13,400
TOTAL RUSSIA		13,400
TOTAL PREFERRED STOCKS (Cost $116,057)		98,432
Money Market Fund – 0.2%

Fidelity Cash Central Fund, 0.08% (c) (Cost $34,288)	34,281	34,288
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $20,542,858)		20,394,063
NET OTHER ASSETS (LIABILITIES) (d) – 0.2%		39,377
NET ASSETS – 100.0%		$20,433,440

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $874,967 or 4.3% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Includes $2,384 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI Emerging Markets Index Contracts (United States)	1	March 2022	$61,240	$(1,707)	$(1,707)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$50,336	$50,486	$66,534	$7	$—	$—	$34,288	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund’s use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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7	Quarterly Report